EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
Equity method investments
All figures in USD '000	December 31, 2011 Audited
Shares – cost price	50
Net Income 2011	11
Fair value	61